17. COMMITMENTS, CONTINGENCIES AND LEGAL PROCEEDINGS (Details) - USD ($)	Jun. 30, 2019	Sep. 30, 2018
Commitments Contingencies And Legal Proceedings Details Abstract
2019	$ 132,941	$ 118,190
2020	169,297	85,914
2021	0	23,498
2022	0	0
2023	0	0
Beyond	0	0
Total	$ 302,238	$ 227,602